Borrowings - Long-Term Debt Obligations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-Term Debt Obligations:
December 31, 2015	$ 33,431
December 31, 2016	63,776
December 31, 2017	46,531
December 31, 2018	62,200
December 31, 2019	158,059
December 31, 2020 and thereafter	798,525
Total	$ 1,162,522	$ 1,154,448